Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation expenses
Share-based compensation expenses	¥ (1,509,806)	¥ (1,207,581)	¥ (1,010,013)
Fulfillment expenses
Share-based compensation expenses
Share-based compensation expenses	(77,926)	(74,063)	(88,985)
Marketing expenses
Share-based compensation expenses
Share-based compensation expenses	(33,379)	(14,630)	(26,834)
Technology and content expenses
Share-based compensation expenses
Share-based compensation expenses	(330,197)	(242,714)	(252,730)
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ (1,068,304)	¥ (876,174)	¥ (641,464)